UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Quality Preferred Income Fund 3 (JHP)
April 30, 2013

Shares	Description (1)				Value
	Common Stocks - 0.7% (0.4% of Total Investments)
	Real Estate Investment Trust - 0.7%
54,287	Hospitality Properties Trust				$ 1,460,320
	Total Common Stocks (cost $1,345,518)				1,460,320
Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities - 0.1% (0.1% of Total Investments)
	Commercial Banks - 0.1%
1,512	KeyCorp Convertible Preferred Stock	7.750%		BBB-	$ 195,804
	Total Convertible Preferred Securities (cost $149,523)				195,804
Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Retail Structures - 49.0% (35.3% of Total Investments)
	Capital Markets - 5.9%
58,027	Ameriprise Financial, Inc.	7.750%		A	$ 1,609,089
388,759	Deutsche Bank Capital Funding Trust II	6.550%		BBB	10,589,795
12,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	304,756
7,600	Merrill Lynch Capital Trust I	6.450%		BB+	192,736
9,400	Morgan Stanley Capital Trust VI	6.600%		BB+	238,008
22,100	State Street Corporation	5.250%		BBB+	563,108
	Total Capital Markets				13,497,492
	Commercial Banks - 6.0%
16,900	Banco Santander Finance	10.500%		BB	466,271
20,200	Cobank Agricultural Credit Bank, (3)	11.000%		A-	1,122,363
12,000	FirstMerit Corporation	5.875%		BBB-	304,920
25,000	HSBC Holdings PLC, Series F	8.000%		BBB+	720,750
97,300	HSBC USA Inc.	4.500%		BBB+	2,455,852
26,500	HSBC USA Inc.	2.858%		BBB+	1,340,105
211,700	PNC Financial Services	6.125%		BBB	6,075,790
52,500	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	1,211,175
	Total Commercial Banks				13,697,226
	Diversified Financial Services - 6.6%
52,100	Aspen Insurance Holdings Limited, WI/DD	5.950%		BBB-	1,349,390
35,000	Citigroup Capital Trust XI	6.000%		BB	886,550
54,185	Citigroup Capital XIII	7.875%		BB+	1,530,184
24,300	Citigroup Capital XVI	6.450%		BB+	617,949
59,100	Countrywide Capital Trust IV	6.750%		BB+	1,496,412
59,300	General Electric Capital Corporation	4.875%		AA+	1,518,673
29,626	General Electric Capital Corporation	4.875%		AA+	759,611
239,500	ING Groep N.V.	7.050%		BBB-	6,133,595
10,000	ING Groep N.V.	6.125%		BBB-	252,300
3,300	Merrill Lynch Capital Trust II	6.450%		BB+	83,754
13,420	Merrill Lynch Capital Trust III	7.375%		BB+	344,626
	Total Diversified Financial Services				14,973,044
	Diversified Telecommunication Services - 1.8%
26,800	Qwest Corporation	7.500%		BBB-	733,784
26,699	Qwest Corporation	7.375%		BBB-	726,747
72,881	Qwest Corporation	7.000%		BBB-	1,977,990
22,500	Qwest Corporation	7.000%		BBB-	611,550
	Total Diversified Telecommunication Services				4,050,071
	Electric Utilities - 2.0%
10,000	Alabama Power Company, (3)	6.450%		A-	288,438
10,000	Entergy Arkansas Inc.	5.750%		A-	265,600
10,000	Entergy Louisiana LLC	5.250%		A-	260,900
76,488	Entergy Texas Inc.	7.875%		A-	2,072,825
27,800	Interstate Power and Light Company	5.100%		BBB	709,734
25,000	NextEra Energy Inc.	5.700%		BBB	664,500
12,000	NextEra Energy Inc.	5.125%		BBB	303,600
	Total Electric Utilities				4,565,597
	Energy Equipment & Services - 0.9%
81,071	NextEra Energy Inc.	5.625%		BBB	2,122,439
	Food Products - 0.5%
10,400	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	1,145,950
	Insurance - 11.8%
319,390	Aegon N.V.	6.375%		Baa1	8,518,131
68,922	Aflac Inc.	5.500%		Baa1	1,840,217
75,054	Allianz SE, (3)	8.375%		A+	1,897,463
71,000	Allstate Corporation	5.100%		Baa1	1,888,600
25,000	Arch Capital Group Limited	6.750%		BBB	690,000
11,500	Aspen Insurance Holdings Limited	7.250%		BBB-	313,720
47,000	Axis Capital Holdings Limited	6.875%		BBB	1,303,780
90,100	Delphi Financial Group, Inc., (3)	7.376%		BB+	2,193,376
95,713	EverestRe Capital Trust II	6.200%		BBB+	2,413,882
84,800	Hartford Financial Services Group Inc.	7.875%		BB+	2,626,256
7,025	PartnerRe Limited	7.250%		BBB+	200,564
514	PLC Capital Trust V	6.125%		BBB	12,958
63,344	Prudential PLC	6.750%		A-	1,630,475
32,000	Reinsurance Group of America Inc.	6.200%		BBB	884,800
23,800	Torchmark Corporation	5.875%		BBB+	637,840
	Total Insurance				27,052,062
	Machinery - 0.9%
75,000	Stanley, Black and Decker Inc.	5.750%		BBB+	1,992,750
	Multi-Utilities - 1.7%
93,898	Dominion Resources Inc.	8.375%		BBB	2,549,331
21,400	DTE Energy Company	5.250%		Baa2	552,120
29,427	Xcel Energy Inc.	7.600%		BBB	744,503
	Total Multi-Utilities				3,845,954
	Pharmaceuticals - 0.0%
3,285	Bristol Myers Squibb Company (CORTS)	6.250%		A+	86,067
	Real Estate Investment Trust - 9.1%
5,060	CommomWealth REIT	5.750%		BBB-	126,146
50,000	DDR Corporation	6.250%		Ba1	1,241,500
31,800	Kimco Realty Corporation	5.625%		Baa2	819,804
10,000	PS Business Parks, Inc.	6.875%		Baa2	266,900
73,699	PS Business Parks, Inc.	6.000%		Baa2	1,927,229
8,000	Public Storage, Inc.	5.750%		A	207,600
99,300	Public Storage, Inc.	5.200%		A3	2,509,311
18,600	Public Storage, Inc.	5.200%		A	471,138
117,100	Realty Income Corporation	6.625%		Baa2	3,192,146
153,858	Vornado Realty LP	7.875%		BBB	4,203,401
57,400	Vornado Realty Trust	5.700%		BBB-	1,484,938
64,377	Wachovia Preferred Funding Corporation	7.250%		BBB+	1,798,050
109,051	Weingarten Realty Trust	8.100%		BBB	2,584,509
	Total Real Estate Investment Trust				20,832,672
	U.S. Agency - 0.4%
16,000	Cobank Agricultural Credit Bank, Series C, 144A, (3)	11.000%		A-	884,501
	Wireless Telecommunication Services - 1.4%
70,400	Telephone and Data Systems Inc.	7.000%		Baa2	1,897,280
31,000	Telephone and Data Systems Inc.	6.875%		Baa2	826,150
19,791	United States Cellular Corporation	6.950%		Baa2	527,031
	Total Wireless Telecommunication Services				3,250,461
	Total $25 Par (or similar) Retail Structures (cost $101,966,214)				111,996,286
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds - 2.8% (2.0% of Total Investments)
	Insurance - 2.8%
$ 6,100	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	$ 6,473,625
$ 6,100	Total Convertible Bonds (cost $5,951,460)				6,473,625
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 5.4% (3.9% of Total Investments)
	Capital Markets - 1.2%
$ 1,700	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	$ 1,865,750
910	Macquarie Bank Limited	10.250%	6/20/57	BB+	1,025,343
2,610	Total Capital Markets				2,891,093
	Commercial Banks - 1.6%
1,700	BNP Paribas, 144A	5.186%	12/29/65	BBB	1,670,250
250	Den Norske Bank	0.813%	2/18/35	Baa3	132,500
250	Den Norske Bank	0.963%	2/24/37	Baa3	132,500
2,400	Groupe BCPE	2.040%	12/30/49	BBB-	1,512,840
150	LBG Capital I PLC, 144A	7.875%	11/01/20	BB+	163,800
4,750	Total Commercial Banks				3,611,890
	Diversified Financial Services - 0.1%
286	Fortis Hybrid Financing	8.250%	8/27/49	BBB	289,689
	Electric Utilities - 0.5%
450	FPL Group Capital Inc.	6.650%	6/15/67	BBB	483,750
600	Scottish and Southern Energy PLC, Reg S	5.625%	4/01/63	BBB	628,572
1,050	Total Electric Utilities				1,112,322
	Industrial Conglomerates - 0.5%
1,000	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	1,075,000
	Insurance - 1.1%
700	American General Institutional Capital, 144A	7.570%	12/01/45	BBB	880,158
1,450	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,652,113
2,150	Total Insurance				2,532,271
	Multi-Utilities - 0.4%
900	Dominion Resources Inc.	2.583%	9/30/66	BBB	845,497
$ 12,746	Total Corporate Bonds (cost $11,178,460)				$ 12,357,762
Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 Par (or similar) Institutional Structures - 77.4% (55.7% of Total Investments)
	Capital Markets - 5.6%
1,200	BNY Institutional Capital, 144A, (3), (4)	7.780%	12/01/26	A2	$ 1,221,000
2,100	Charles Schwab Corporation, (3)	7.000%	8/01/49	BBB+	2,418,637
900	Deutsche Bank Capital Funding Trust I, 144A, (3)	3.253%	12/29/49	BBB	742,500
3,000	Dresdner Funding Trust I, 144A, (3)	8.151%	6/30/31	Ba3	3,150,000
800	Goldman Sachs Capital II, (3)	4.000%	6/01/43	BB+	682,400
2,184	Goldman Sachs Group, Inc., (3)	6.345%	2/15/34	Baa3	2,298,745
800	Macquarie PMI LLC, (3)	8.375%	N/A (5)	BB+	848,000
1,795	State Street Capital Trust IV, (3)	1.280%	6/01/77	A3	1,514,531
	Total Capital Markets				12,875,813
	Commercial Banks - 27.7%
2,200	Abbey National Capital Trust I, (3)	8.963%	N/A (5)	BBB-	2,618,000
1,400	Barclays Bank PLC, 144A, (3)	7.434%	12/15/17	BBB	1,526,000
2,100	Barclays Bank PLC, Reg S, 144A, (3)	6.860%	6/15/32	BBB	2,218,125
1,000	Barclays Bank PLC, (3)	6.278%	12/15/55	BBB	996,208
300	BPCE SA, (3)	13.000%	N/A (5)	BBB-	338,834
1,000	First Empire Capital Trust I, (3)	8.234%	2/01/27	BBB	1,032,879
2,700	First Hawaiian Capital Trust I, Series B, (3)	8.343%	7/01/27	BBB+	2,760,750
8,485	First Union Capital Trust II, Series A, (3)	7.950%	11/15/29	BBB+	10,478,186
500	Fulton Capital Trust I, (3)	6.290%	2/01/36	Baa3	500,750
3,300	HBOS Capital Funding LP, 144A, (3)	6.071%	6/30/14	BB	3,023,625
300	HBOS Capital Funding LP, Notes, (3)	6.850%	3/23/49	BB	298,800
1,500	HSBC Bank PLC, (3)	1.000%	12/19/35	A-	888,750
1,500	HSBC Bank PLC, (3)	0.850%	6/11/37	A-	862,500
1,500	HSBC Financial Capital Trust IX, (3)	5.911%	11/30/35	BBB+	1,522,500
2,500	Lloyd’s Banking Group PLC, 144A, (3)	6.413%	10/01/35	BB	2,375,000
600	Lloyd’s Banking Group PLC, 144A, (3)	6.657%	5/21/49	BB	571,500
4,500	M and T Bank Corporation, 144A, (3)	6.875%	12/29/49	BBB	4,677,102
1,100	M and T Bank Corporation	5.000%	N/A (5)	BBB	1,155,000
2,700	National Australia Bank, (3)	8.000%	N/A (5)	BBB+	3,052,080
1,900	Nordea Bank AB, (3)	8.375%	3/25/15	BBB+	2,090,000
2,000	PNC Financial Services Inc., (3)	6.750%	2/01/62	BBB	2,296,986
1,500	Rabobank Nederland Utrec, 144A, (3)	5.254%	N/A (5)	A+	1,518,750
2,200	Rabobank Nederland, 144A, (3)	11.000%	12/31/59	A-	2,953,500
100	Rabobank Nederland, 144A, (3)	5.260%	N/A (5)	A-	101,050
200	Societe Generale, 144A, (3)	1.055%	12/31/49	BBB-	154,000
200	Societe Generale, 144A, (3)	5.922%	4/05/57	BBB-	195,000
4,128	Societe Generale, (3)	8.750%	10/07/49	BBB-	4,416,960
100	Standard Chartered PLC, 144A, (3)	6.409%	1/30/17	BBB+	102,800
2,700	Standard Chartered PLC, 144A, (3)	7.014%	1/30/58	BBB+	2,955,150
49	Union Planters Preferred Fund, 144A, (3)	7.750%	7/15/53	BB	5,679,406
	Total Commercial Banks				63,360,191
	Diversified Financial Services - 5.9%
1,000	Citigroup Inc., (3)	5.950%	N/A (5)	BB	1,047,500
1,100	Citigroup Inc., (3)	5.350%	N/A (5)	BB	1,103,032
4,000	General Electric Capital Corporation, (3), (4)	7.125%	12/15/62	AA-	4,682,540
1,600	General Electric Capital Corporation, (3)	6.250%	N/A (5)	AA-	1,768,851
3,300	JP Morgan Chase & Company, (3)	5.150%	N/A (5)	BBB	3,353,625
1,800	JP Morgan Chase Capital XXIII, (3)	1.290%	5/15/77	BBB	1,414,890
	Total Diversified Financial Services				13,370,438
	Electric Utilities - 2.0%
2,200	Electricite de France, 144A, (3)	5.250%	N/A (5)	A3	2,212,914
2,000	FPL Group Capital Inc., (3)	7.300%	9/01/67	BBB	2,262,500
	Total Electric Utilities				4,475,414
	Industrial Conglomerates - 0.4%
900	General Electric Capital Trust I, (3)	6.375%	11/15/67	AA-	957,375
	Insurance - 29.0%
400	Ace Capital Trust II, (3)	9.700%	4/01/30	BBB+	586,000
1,600	Allstate Corporation, (3)	6.125%	5/15/67	Baa1	1,716,160
4,300	AXA SA, 144A, (3)	6.380%	6/14/57	Baa1	4,310,750
1,200	AXA SA, (3)	8.600%	12/15/30	A3	1,546,865
3,200	Catlin Insurance Company Limited, (3)	7.249%	7/19/57	BBB+	3,300,000
250	Chubb Corporation, (3)	6.375%	3/29/67	A-	278,125
1,250	Dai-Ichi Mutual Life, 144A, (3)	7.250%	N/A (5)	A3	1,460,125
2,325	Glen Meadows Pass Through Trust, 144A, (3)	6.505%	8/15/67	BB+	2,234,906
1,850	Great West Life and Annuity Insurance Company, 144A, (3)	7.153%	5/16/46	A-	1,965,625
800	Liberty Mutual Group, 144A, (3)	7.800%	3/07/87	Baa3	940,000
4,100	Lincoln National Corporation, (3)	7.000%	5/17/66	BBB	4,212,750
3,200	MetLife Capital Trust IV, 144A, (3)	7.875%	12/15/67	BBB	4,016,000
5,500	National Financial Services Inc., (3)	6.750%	5/15/67	Baa2	5,864,375
2,800	Oil Insurance Limited, 144A, (3)	3.443%	12/30/56	Baa1	2,540,166
1,200	Prudential Financial Inc., (3)	5.875%	9/15/42	BBB+	1,296,744
1,500	Prudential Financial Inc., (3)	8.875%	6/15/68	BBB+	1,867,500
41,600	Prudential Financial Inc., (3)	5.625%	6/15/43	BBB+	4,305,000
600	Prudential Financial Inc., (3)	5.200%	3/15/44	BBB+	610,500
3,800	Prudential PLC, (3)	6.500%	9/23/53	A-	3,820,718
2,700	QBE Capital Funding Trust II, 144A, (3)	6.797%	12/01/57	BBB+	2,678,854
1,400	Reinsurance Group of America Inc., (3)	6.750%	12/15/65	BBB-	1,424,500
4,000	Sompo Japan Insurance, (3)	5.325%	3/28/73	A-	4,155,000
2,200	Swiss Re Capital I, 144A, (3)	6.854%	5/25/16	A	2,354,000
900	White Mountain Re Group, (3)	7.506%	6/30/57	BB+	952,619
2,650	XL Capital Ltd, (3)	6.500%	10/15/57	BBB-	2,603,625
2,700	ZFS FINANCE USA TRUST II, 144A, (3)	6.450%	12/15/65	A	2,916,000
2,154	ZFS Finance USA Trust V, 144A, (3)	6.500%	5/09/67	A	2,304,780
	Total Insurance				66,261,687
	Multi-Utilities - 0.3%
500	Dominion Resources Inc., (3)	7.500%	6/30/66	BBB	555,625
	Road & Rail - 1.6%
3,185	Burlington Northern Santa Fe Funding Trust I, (3)	6.613%	12/15/55	BBB	3,646,825
	Specialty Retail - 0.1%
300	Swiss Re Capital I, (3)	6.854%	N/A (5)	A	321,000
	U.S. Agency - 0.8%
1,800	AgFirst Farm Credit Bank, (3)	7.300%	12/15/53	A-	1,800,151
	Wireless Telecommunication Services - 4.0%
7	Centaur Funding Corporation, Series B, 144A, (3)	9.080%	4/21/20	BBB	9,183,900
	Total $1,000 Par (or similar) Institutional Structures (cost $157,746,000)				176,808,419
Shares	Description (1)				Value
	Investment Companies - 1.6% (1.2% of Total Investments)
137,958	Blackrock Credit Allocation Income Trust IV				$ 1,989,354
85,519	John Hancock Preferred Income Fund III				1,714,656
	Total Investment Companies (cost $4,822,581)				3,704,010
Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 2.0% (1.4% of Total Investments)
$ 4,615	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/13, repurchase price $4,614,690, collateralized by $4,525,000 U.S. Treasury Notes, 1.500%, due 7/31/16, value $4,709,253	0.010%	5/01/13		$ 4,614,689
	Total Short-Term Investments (cost $4,614,689)				4,614,689
	Total Investments (cost $287,774,445) - 139.0%				317,610,915
	Borrowings - (39.0)% (6), (7)				(89,000,000)
	Other Assets Less Liabilities - (0.0)% (8)				(69,673)
	Net Assets Applicable to Common Shares - 100%				$228,541,242

Investments in Derivatives as of April 30, 2013

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (8)
JPMorgan	$14,725,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$(133,731)
JPMorgan	25,638,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	(78,710)
JPMorgan	25,638,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	(12,793)
Morgan Stanley	14,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(733,991)
								$(959,225)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,460,320	$—	$—	$1,460,320
Convertible Preferred Securities	195,804	—	—	195,804
$25 Par (or similar) Retail Structures	104,464,195	7,532,091	—	111,996,286
Convertible Bonds	—	6,473,625	—	6,473,625
Corporate Bonds	—	12,357,762	—	12,357,762
$1,000 Par (or similar) Institutional Structures	1,155,000	175,653,419	—	176,808,419
Investment Companies	3,704,010	—	—	3,704,010
Short-Term Investments:
Repurchase Agreements	—	4,614,689	—	4,614,689
Derivatives:
Swaps*	—	(959,225)	—	(959,225)
Total	$110,979,329	$205,672,361	$—	$316,651,690

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30,2013, the cost of investments (excluding investments in derivatives) was $288,506,505.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation				$31,399,579
Depreciation				(2,295,169)
Net unrealized appreciation (depreciation) of investments				$29,104,410

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures and $1,000 for (or similar) Institutional Structures classified as Level 2.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Borrowings as a percentage of Total Investments is 28.0%.
(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $186,900,882 have been pledged as collateral for Borrowings.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/A	Not applicable.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 28, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 28, 2013